Consolidated statements of operations - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue		€ 548,912	€ 460,849	€ 485,031
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1]	15,095	11,266	11,971
Selling and marketing, including related party	[1],[2]	445,578	368,249	345,639
Technology and content, including related party	[1],[2],[3]	51,346	50,217	49,020
General and administrative, including related party	[1],[2]	33,571	33,097	38,726
Amortization of intangible assets	[3]	1,792	23	135
Impairment of intangible assets and goodwill		0	30,148	196,127
Operating income/(loss)		1,530	(32,151)	(156,587)
Other income/(expense)
Interest expense		(41)	(17)	(12)
Interest income		2,462	3,559	5,213
Other, net		4,079	362	(478)
Total other income, net		6,500	3,904	4,723
Income/(loss) before income taxes		8,030	(28,247)	(151,864)
Expense/(benefit) for income taxes		(5,356)	(6,254)	12,391
Income/(loss) before equity method investments		13,386	(21,993)	(164,255)
Loss from equity method investments		(2,166)	(1,705)	(221)
Net income/(loss)		€ 11,220	€ (23,698)	€ (164,476)
Earnings per share attributable to common stockholders:
Basic (in Euro per share)		€ 0.03	€ (0.07)	€ (0.48)
Diluted (in Euro per share)		€ 0.03	€ (0.07)	€ (0.48)
Shares used in computing earnings per share:
Basic (in shares)		352,297,000	349,622,000	344,937,000
Diluted (in shares)		357,589,000	349,622,000	344,937,000
Nonrelated Party
Revenue		€ 361,588	€ 287,929	€ 312,559
Related Party
Revenue		€ 187,324	€ 172,920	€ 172,472

[1]

	Year ended December 31,
	2025	2024	2023
(1) Includes share-based compensation as follows:
Cost of revenue	€118	€121	€146
Selling and marketing	531	939	463
Technology and content	972	1,322	1,728
General and administrative	6,211	6,069	7,168

[2]

(3) Includes related party expense as follows:
Selling and marketing	€112	€33	€94
Technology and content	1,542	1,726	1,618
General and administrative	76	55	63

[3]

(2) Includes amortization as follows:
Amortization of internal use software and website development costs included in technology and content	€3,158	€3,185	€3,085
Amortization of acquired technology included in amortization of intangible assets	1,792	23	135